INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Income before income tax	$ 2,666,500	$ 5,764,330	$ 1,159,359
Income tax expense at statutory tax rate	(785,888)	(1,633,556)	(350,896)
Non taxable income	0	37,815	118,540
Non deductible expenses	(45,862)	0	0
Effect of currency translation on tax base	241,426	131,115	(66,157)
Recovery of income tax	16,596	76,604	7,025
Effect of changes in tax law	0	(9,117)	0
Income tax expense	$ (573,728)	$ (1,397,139)	$ (291,488)